Debt securities - Summary of securities (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Debt securities
Disclosure of financial assets [line items]
Financial assets	€ 138,233	€ 115,903
Debt securities at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	63,043	56,662	€ 46,389
Debt securities at fair value through other comprehensive income | Debt securities
Disclosure of financial assets [line items]
Financial assets	56,765	50,817
Debt securities at amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	67,985	53,867
Debt securities at fair value through other comprehensive income and amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	124,750	104,684
Trading assets | Debt securities
Disclosure of financial assets [line items]
Financial assets	9,929	8,120
Debt securities designated and measured at fair value through profit or loss | Debt securities
Disclosure of financial assets [line items]
Financial assets	2,535	2,330
Debt securities mandatorily measured at fair value through profit or loss | Debt securities
Disclosure of financial assets [line items]
Financial assets	1,019	769
Total debt securities at fair value through profit or loss | Debt securities
Disclosure of financial assets [line items]
Financial assets	€ 13,484	€ 11,219